ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract] (Deprecated 2009-01-31)
ACCRUED LIABILITIES

Principal components of accrued liabilities consist of:

($ in thousands)	December 31, 2012	December 31, 2011

Compensated absences	$248	$256
Wages, payroll taxes and sales commissions	32	84
Customer deposits	60	240
Liquidated damages	200	182
Royalties	251	251
Board of directors fees	—	527
Pension and employee benefit plans	140	46
Income and sales taxes	125	186
Interest and dividends	87	82
Other	123	151
	$1,266	$2,005